Cover	Aug. 31, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 31, 2026, Rank One Computing Corporation, a Colorado corporation (“ROC” or the “Company”), completed its previously announced acquisition of Zuccaro Technical Consulting LLC, a Maryland limited liability company (“ZTC”), pursuant to the Purchase Agreement, dated as of June 23, 2026 (the “Purchase Agreement”), by and among ROC, ZTC Holdco, Inc., a Maryland corporation (the “Seller”), Anthony J. Zuccaro and Emily J. Sverchek (together, the “Owners” and, collectively with the Seller, the “Seller Parties”), and ZTC, pursuant to which ROC acquired all of the issued and outstanding membership interests of ZTC (the “Transaction”), as previously reported in ROC’s Current Report on Form 8-K filed on September 2, 2026 (the “Original 8-K”). This Current Report on Form 8-K/A is being filed to amend Item 9.01 of the Original 8-K to include the financial statements of ZTC required by Item 9.01(a) of Form 8-K and the pro forma financial information required by Item 9.01 (b) of Form 8-K, which were omitted from the Original 8-K in reliance on Items 9.01(a)(3) and 9.01(b)(2) of Form 8-K (this “Amendment No. 1”).
Document Period End Date	Aug. 31, 2026
Entity File Number	001-43137
Entity Registrant Name	Rank One Computing Corporation
Entity Central Index Key	0002077709
Entity Tax Identification Number	47-3970528
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	1290 Broadway
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80203
City Area Code	303
Local Phone Number	317-6118
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ROC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false